Supplement to the
Fidelity's California Municipal Money Market Funds
April 29, 2008
Prospectus

Fidelity California Municipal Money Market Fund

Fidelity California AMT Tax-Free Money Market Fund

On October 6, 2008, the Board of Trustees of the funds listed above (the "Funds") approved the participation by each Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Funds will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Fund's participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

CMS-08-03 October 15, 2008 1.479535.126

Supplement to the
Fidelity® California
AMT Tax-Free Money
Market Fund
Institutional Class
April 29, 2008
Prospectus

On October 6, 2008, the Board of Trustees of Fidelity California AMT Tax-Free Money Market Fund (the "Fund") approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Fund will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Fund´s participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

CAM-08-03 October 15, 2008 1.857353.103

Supplement to the
Fidelity® California
AMT Tax-Free Money
Market Fund
Service Class
April 29, 2008
Prospectus

On October 6, 2008, the Board of Trustees of Fidelity California AMT Tax-Free Money Market Fund (the "Fund") approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Fund will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Fund´s participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

CAMS-08-03 October 15, 2008 1.857352.103